Stock-based Compensation (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, reserved for future issuance	2,150,440		1,675,396	5,487,208
Share-Based Compensation Arrangement by Share-Based Payment Award, Description			In addition, the number of shares of common stock available for issuance under the 2023 Plan will be automatically increased on the first day of each calendar year during the ten-year term of the 2023 Plan, beginning with January 1, 2024 and ending with January 1, 2033, by the amount equal to 5% of the outstanding number of shares of the Company’s common stock on December 31 of the preceding calendar year or such lesser amount as determined by the Company’s board of directors.
Number of Outstanding Option	1,273,719		1,323,151	461,100
Weighted-average grant date fair value of stock options granted	$ 21.43	$ 23.49	$ 23.49	$ 14.95
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 0.1	$ 0.0	$ 0.3	$ 0.1
Total unrecognized stock-based compensation expense relating to unvested stock options	$ 9.6		$ 10.1
Unrecognized unvested stock options, weighted-average period	3 years		3 years 1 month 6 days
Options vesting period			4 years
Options expiration period			10 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of restricted common stock	$ 0.0	$ 0.1	$ 0.1	$ 0.5
2019 Stock Incentive Plan Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, reserved for future issuance			600,977	683,156
2019 Stock Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, reserved for future issuance			110,285
Common stock authorized under plan		747,752
2019 Incentive Award Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock authorized under plan			154,032
2023 Stock Option and Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, reserved for future issuance			889,922		885,028
Common stock, shares available for future grants			255,694
2019 Stock Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Outstanding Option			51,491
2014 Stock Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, reserved for future issuance			424,853
Common stock, shares available for future grants			0
Number of Outstanding Option			36,455
Legacy Korro [Member] | 2019 Stock Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares available for future grants			0	159,890